UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08009

                           PBHG INSURANCE SERIES FUND
               (Exact name of registrant as specified in charter)
                                    ________


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                           Liberty Ridge Capital, Inc.
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                    Copes to:

         William H. Rheiner, Esq.                         John M. Zerr, Esq.
    Ballard Spahr Andrews & Ingersoll                Liberty Ridge Capital, Inc.
      1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
       Philadelphia, PA 19103-7599                         Wayne, PA 19087
              (215) 864-8600                                (610) 647-4100


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 647-4100

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Growth II Portfolio
September 30, 2005 (Unaudited)




Description                                               Shares     Value (000)

COMMON STOCK -- 98.6%
CONSUMER CYCLICAL -- 24.1%
  APPAREL MANUFACTURERS -- 4.3%
  Coach*                                                   39,319      $  1,233
  Polo Ralph Lauren                                        13,200           664
                                                                       --------
                                                                          1,897
  CASINO HOTELS -- 1.8%
  Station Casinos                                          12,100           803
                                                                       --------
  CASINO SERVICES -- 0.4%
  International Game
  Technology                                                6,400           173
                                                                       --------
  CRUISE LINES -- 1.5%
  Royal Caribbean Cruises                                  15,700           678
                                                                       --------
  DISTRIBUTION/WHOLESALE -- 2.1%
  CDW                                                       6,300           371
  Fastenal                                                  9,100           556
                                                                       --------
                                                                            927
  RETAIL-APPAREL/SHOE -- 4.5%
  American Eagle Outfitters                                25,296           595
  Chico's FAS*                                             15,900           585
  Nordstrom                                                13,200           453
  Pacific Sunwear Of
  California*                                              16,650           357
                                                                       --------
                                                                          1,990
  RETAIL-AUTO PARTS -- 1.5%
  O'Reilly Automotive*                                     24,200           682
                                                                       --------
  RETAIL-GARDENING PRODUCTS -- 1.6%
  Tractor Supply*                                          15,900           726
                                                                       --------
  RETAIL-MAIL ORDER -- 1.9%
  Williams-Sonoma*                                         22,500           863
                                                                       --------
  RETAIL-PET FOOD & SUPPLIES -- 1.1%
  Petsmart                                                 22,500           490
                                                                       --------
  RETAIL-RESTAURANTS -- 3.4%
  Darden Restaurants                                       12,100           367
  Panera Bread, Cl A*                                       7,600           389
  PF Chang's China Bistro*                                  9,100           408
  Sonic*                                                   12,100           331
                                                                       --------
                                                                          1,495
                                                                       --------
Total Consumer Cyclical (Cost $ 7,955)                                   10,724
                                                                       --------
ENERGY -- 0.2%
  OIL-FIELD SERVICES -- 0.2%
  Hanover Compressor*                                       7,186           100
                                                                       --------
Total Energy (Cost $ --)                                                    100
                                                                       --------
FINANCIAL -- 2.2%
  FIDUCIARY BANKS -- 0.6%
  Investors Financial Services                              7,800           257
                                                                       --------
  FINANCE-INVESTMENT BANKER/BROKER -- 1.6%
  Ameritrade Holding*                                      34,200           734
                                                                       --------

--------------------------------------------------------------------------------

Description                                               Shares     Value (000)

Total Financial (Cost $ 755)                                           $    991
                                                                       --------
HEALTH CARE -- 19.8%
  DENTAL SUPPLIES & EQUIPMENT -- 2.0%
  Dentsply International                                   16,700           902
                                                                       --------
  MEDICAL INSTRUMENTS -- 3.1%
  St. Jude Medical*                                         8,700           407
  Techne*                                                  17,000           969
                                                                       --------
                                                                          1,376
  MEDICAL LABS & TESTING SERVICES -- 0.7%
  Covance*                                                  6,100           293
                                                                       --------
  MEDICAL PRODUCTS -- 4.5%
  Henry Schein*                                            14,000           597
  Mentor                                                   12,400           682
  Varian Medical Systems*                                  18,900           747
                                                                       --------
                                                                          2,026
  MEDICAL-BIOMEDICAL/GENETIC -- 4.2%
  Celgene*                                                 24,900         1,353
  Invitrogen*                                               6,800           511
                                                                       --------
                                                                          1,864
  MEDICAL-HMO -- 0.7%
  Sierra Health Services*                                   4,600           317
                                                                       --------
  PHARMACY SERVICES -- 1.5%
  Express Scripts*                                         10,600           659
                                                                       --------
  RESPIRATORY PRODUCTS -- 3.1%
  Resmed*                                                  12,300           979
  Respironics*                                              9,100           384
                                                                       --------
                                                                          1,363
                                                                       --------
Total Health Care (Cost $ 5,218)                                          8,800
                                                                       --------
INDUSTRIAL -- 8.3%
  ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
  Trimble Navigation*                                      12,200           411
                                                                       --------
  ELECTRONICS-MILITARY -- 0.9%
  L-3 Communications Holdings                               4,700           372
                                                                       --------
  INDUSTRIAL AUTOMATION/ROBOTICS -- 1.9%
  Cognex                                                   27,900           839
                                                                       --------
  MACHINERY-PRINT TRADE -- 1.7%
  Zebra Technologies, Cl A*                                19,350           756
                                                                       --------
  METAL PROCESSORS & FABRICATORS -- 2.9%
  Precision Castparts                                      24,400         1,296
                                                                       --------
Total Industrial (Cost $ 2,663)                                           3,674
                                                                       --------
SERVICES -- 13.8%
  ADVERTISING SERVICES -- 1.7%
  Getty Images*                                             9,000           774
                                                                       --------
  COMMERCIAL SERVICES -- 1.1%
  ChoicePoint*                                             10,900           471
                                                                       --------

--------------------------------------------------------------------------------
1             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Growth II Portfolio
September 30, 2005 (Unaudited)




Description                                               Shares     Value (000)
  COMPUTER SERVICES -- 4.0%
  Cognizant Technology
     Solutions, Cl A*                                      38,100      $  1,775
                                                                       --------
  CONSULTING SERVICES -- 4.0%
  Corporate Executive Board                                22,700         1,770
                                                                       --------
  SCHOOLS -- 3.0%
  Apollo Group, Cl A*                                      13,028           865
  ITT Educational Services*                                 9,400           464
                                                                       --------
                                                                          1,329
                                                                       --------
Total Services (Cost $ 2,872)                                             6,119
                                                                       --------
TECHNOLOGY -- 29.6%
  APPLICATIONS SOFTWARE -- 1.1%
  Intuit*                                                  10,600           475
                                                                       --------
  CELLULAR TELECOMMUNICATIONS -- 1.6%
  Nextel Partners, Cl A*                                   28,800           723
                                                                       --------
  COMMUNICATIONS SOFTWARE -- 0.9%
  Avid Technology*                                          9,200           381
                                                                       --------
  COMPUTER AIDED DESIGN -- 2.5%
  Ansys*                                                   13,900           535
  Autodesk                                                 12,500           581
                                                                       --------
                                                                          1,116
  COMPUTERS-INTEGRATED SYSTEMS -- 1.8%
  Kronos*                                                  10,600           473
  Micros Systems*                                           7,200           315
                                                                       --------
                                                                            788
  COMPUTERS-MEMORY DEVICES -- 1.3%
  Network Appliance*                                       25,100           596
                                                                       --------
  DECISION SUPPORT SOFTWARE -- 2.8%
  Cognos*                                                  31,600         1,230
                                                                       --------
  E-SERVICES/CONSULTING -- 0.6%
  Websense*                                                 5,400           277
                                                                       --------
  ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.9%
  Jabil Circuit*                                           27,500           850
                                                                       --------
  ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
  Microchip Technology                                      8,300           250
                                                                       --------
  INTERNET CONTENT-ENTERTAINMENT -- 0.4%
  Shanda Interactive
     Entertainment ADR*                                     7,400           200
                                                                       --------
  INTERNET SECURITY -- 1.9%
  McAfee*                                                  27,300           858
                                                                       --------
  NETWORKING PRODUCTS -- 1.2%
  Juniper Networks*                                        21,700           516
                                                                       --------

  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.8%
  Emulex*                                                  20,100           406
  Linear Technology                                        12,800           481
  Marvell Technology Group*                                26,700         1,231
                                                                       ________
                                                                          2,118

--------------------------------------------------------------------------------

                                              Shares/Face
Description                                   Amount (000)     Value (000)
      SEMICONDUCTOR EQUIPMENT -- 4.3%
      Lam Research*                              35,000         $  1,066
      Varian Semiconductor
         Equipment Associates*                   19,600              831
                                                                --------
                                                                   1,897
      TELECOMMUNICATION EQUIPMENT -- 1.9%
      Harris                                     20,700              865
                                                                --------
    Total Technology (Cost $ 8,924)                               13,140
                                                                --------
    TRANSPORTATION -- 0.6%
      TRANSPORT-SERVICES -- 0.6%
      Expeditors International
         Washington                               4,700              267
                                                                --------
    Total Transportation (Cost $ 234)                                267
                                                                --------
Total Common Stock (Cost $28,621)                                 43,815
                                                                --------

REPURCHASE AGREEMENT -- 1.2%
  Morgan Stanley
     3.700%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $532,904
    (collateralized by a U.S.
    Government obligation, par
    value $980,000, 0.000%,
    02/08/18, total market value
    $544,998)(A)                               $    533              533
                                                                --------
Total Repurchase Agreement (Cost $533)                               533
                                                                --------

Total Investments 99.8% (Cost $29,154) +                          44,348
                                                                --------

Other Assets & Liabilities -- 0.2%                                    94
                                                                --------

Net Assets -- 100.0%                                            $ 44,442
                                                                ========


* Non-income producing security.
Amounts designated as "--" are either $0 or have been rounded to $0.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.
+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $29,154,105, and the unrealized appreciation and depreciation were $15,659,610 and $(465,981), respectively.
For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
2             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Portfolio
September 30, 2005 (Unaudited)




Description                                              Shares     Value (000)

COMMON STOCK -- 98.2%
    CONSUMER CYCLICAL -- 16.5%
      APPAREL MANUFACTURERS -- 1.7%
      Coach*                                             13,340      $   418
                                                                     -------
      ATHLETIC FOOTWEAR -- 1.4%
      Nike, Cl B                                          4,380          358
                                                                     -------
      CASINO SERVICES -- 1.1%
      International Game
      Technology                                          9,940          268
                                                                     -------
      CRUISE LINES -- 2.1%
      Carnival, Cl A                                     10,840          542
                                                                     -------
      ENTERTAINMENT SOFTWARE -- 1.4%
      Electronic Arts*                                    6,020          343
                                                                     -------
      HOTELS & MOTELS -- 1.2%
      Starwood Hotels & Resorts
         Worldwide                                        5,210          298
                                                                     -------
      RETAIL-BEDDING -- 0.8%
      Bed Bath & Beyond*                                  5,360          215
                                                                     -------
      RETAIL-BUILDING PRODUCTS -- 1.6%
      Lowe's                                              6,140          395
                                                                     -------
      RETAIL-DISCOUNT -- 1.3%
      Target                                              4,960          258
      Wal-Mart Stores                                     1,900           83
                                                                     -------
                                                                         341
      RETAIL-DRUG STORE -- 1.3%
      Walgreen                                            7,310          318
                                                                     -------
      RETAIL-OFFICE SUPPLIES -- 1.8%
      Staples                                            21,170          451
                                                                     -------
      RETAIL-RESTAURANTS -- 0.8%
      Starbucks*                                          4,190          210
                                                                     -------
    Total Consumer Cyclical (Cost $ 2,915)                             4,157
                                                                     -------
    CONSUMER NON-CYCLICAL -- 4.2%
      BEVERAGES-NON-ALCOHOLIC -- 1.3%
      PepsiCo                                             5,760          326
                                                                     -------
      COSMETICS & TOILETRIES -- 1.8%
      Procter & Gamble                                    7,500          446
                                                                     -------
      FOOD-RETAIL -- 1.1%
      Whole Foods Market                                  2,080          280
                                                                     -------
    Total Consumer Non-Cyclical (Cost $ 813)                           1,052
                                                                     -------
    ENERGY -- 1.3%
      OIL-FIELD SERVICES -- 1.3%
      Schlumberger                                        4,090          345
                                                                     -------
    Total Energy (Cost $ 213)                                            345
                                                                     -------

--------------------------------------------------------------------------------

Description                                              Shares     Value (000)

    FINANCIAL -- 5.2%
      FINANCE-INVESTMENT BANKER/BROKER -- 2.9%
      Citigroup                                           4,340      $   197
      Goldman Sachs Group                                 4,390          534
                                                                     -------
                                                                         731
      FINANCE-MORTGAGE LOAN/BANKER -- 0.9%
      Countrywide Financial                               6,890          227
                                                                     -------
      FINANCE-OTHER SERVICES -- 0.8%
      Chicago Mercantile Exchange
         Holdings                                           600          203
                                                                     -------
      MULTI-LINE INSURANCE -- 0.6%
      American International Group                        2,440          151
                                                                     -------
    Total Financial (Cost $ 1,020)                                     1,312
                                                                     -------
    HEALTH CARE -- 27.9%
      MEDICAL INSTRUMENTS -- 4.8%
      Boston Scientific*                                  9,140          213
      Guidant                                             5,330          367
      Medtronic                                           4,550          244
      St. Jude Medical*                                   8,090          379
                                                                     -------
                                                                       1,203
      MEDICAL PRODUCTS -- 4.8%
      Johnson & Johnson                                   6,430          407
      Stryker                                             4,580          227
      Varian Medical Systems*                             3,700          146
      Zimmer Holdings*                                    6,130          422
                                                                     -------
                                                                       1,202
      MEDICAL-BIOMEDICAL/GENETIC -- 5.5%
      Amgen*                                              6,370          507
      Genentech*                                          5,580          470
      Genzyme*                                            5,760          413
                                                                     -------
                                                                       1,390
      MEDICAL-DRUGS -- 2.2%
      Abbott Laboratories                                 4,580          194
      Pfizer                                             14,850          371
                                                                     -------
                                                                         565
      MEDICAL-GENERIC DRUGS -- 2.0%
      Teva Pharmaceutical
         Industries ADR                                  15,240          509
                                                                     -------
      MEDICAL-HMO -- 2.5%
      UnitedHealth Group                                  6,930          389
      WellPoint*                                          3,120          237
                                                                     -------
                                                                         626
      OPTICAL SUPPLIES -- 2.2%
      Alcon                                               4,380          560
                                                                     -------
      PHARMACY SERVICES -- 2.2%
      Caremark Rx*                                       11,350          567
                                                                     -------
      THERAPEUTICS -- 1.7%
      Gilead Sciences*                                    8,630          421
                                                                     -------


--------------------------------------------------------------------------------
1             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Portfolio
September 30, 2005 (Unaudited)




Description                                              Shares     Value (000)

    Total Health Care (Cost $ 4,860)                                 $ 7,043
                                                                     -------
    INDUSTRIAL -- 4.7%
      AEROSPACE/DEFENSE -- 1.0%
      Lockheed Martin                                     4,010          245
                                                                     -------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.0%
      Danaher                                             2,430          131
      General Electric                                   14,150          476
      Tyco International                                  5,700          159
                                                                     -------
                                                                         766
      ELECTRONICS-MILITARY -- 0.7%
      L-3 Communications Holdings                         2,200          174
                                                                     -------
    Total Industrial (Cost $ 1,124)                                    1,185
                                                                     -------
    SERVICES -- 6.8%
      COMMERCIAL SERVICES-FINANCE -- 0.8%
      Moody's                                             3,700          189
                                                                     -------
      COMPUTER SERVICES -- 1.4%
      Cognizant Technology
         Solutions, Cl A*                                 7,450          347
                                                                     -------
      E-COMMERCE/SERVICES -- 3.1%
      eBay*                                              19,060          785
                                                                     -------
      SCHOOLS -- 1.5%
      Apollo Group, Cl A*                                 5,840          388
                                                                     -------
    Total Services (Cost $ 1,053)                                      1,709
                                                                     -------
    TECHNOLOGY -- 30.6%
      APPLICATIONS SOFTWARE -- 4.3%
      Infosys Technologies ADR                            7,990          594
      Microsoft                                          19,096          491
                                                                     -------
                                                                       1,085
      COMPUTER AIDED DESIGN -- 2.4%
      Autodesk                                           13,000          604
                                                                     -------
      COMPUTERS -- 3.2%
      Apple Computer*                                    10,670          572
      Dell*                                               7,000          239
                                                                     -------
                                                                         811
      COMPUTERS-MEMORY DEVICES -- 1.2%
      EMC*                                               23,840          309
                                                                     -------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.3%
      Broadcom, Cl A*                                    11,780          552
      Intel                                              16,340          403
      Xilinx                                              4,730          132
                                                                     -------
                                                                       1,087
      ENTERPRISE SOFTWARE/SERVICES -- 0.8%
      Oracle*                                            16,000          198
                                                                     -------
      INTERNET SECURITY -- 1.9%
      Symantec*                                          21,038          477
                                                                     -------

--------------------------------------------------------------------------------

                                    Shares/Face
Description                         Amount (000)   Value (000)
      NETWORKING PRODUCTS -- 2.2%
      Cisco Systems*                           23,280       $       417
      Juniper Networks*                         6,000               143
                                                            -----------
                                                                    560
      SEMICONDUCTOR EQUIPMENT -- 0.5%
      Applied Materials                         7,870               133
                                                            -----------
      WEB PORTALS/ISP -- 7.0%
      Google, Cl A*                             2,940              930
      Yahoo!*                                  24,640              834
                                                            ----------
                                                                 1,764
      WIRELESS EQUIPMENT -- 2.8%
      Qualcomm                                 15,470              692
                                                            ----------
    Total Technology (Cost $ 4,794)                              7,720
                                                            ----------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 1.0%
      United Parcel Service, Cl B               3,600              249
                                                            ----------
    Total Transportation (Cost $ 280)                              249
                                                            ----------
Total Common Stock (Cost $17,072)                               24,772
                                                            ----------

REPURCHASE AGREEMENT -- 1.8%
  Morgan Stanley
     3.550%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $456,906
    (collateralized by a U.S.
    Government obligation, par
    value $1,420,975, 6.125%,
    05/15/30, total market value
    $465,909)(A)                            $     457              457
                                                            ----------
Total Repurchase Agreement (Cost $457)                             457
                                                            ----------

Total Investments 100.0% (Cost $17,529) +                       25,229
                                                            ----------

Other Assets & Liabilities -- 0.0%                                  (1)
                                                            ----------

Net Assets -- 100.0%                                        $   25,228
                                                            ==========

*   Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $17,529,060, and the unrealized appreciation and depreciation were $7,945,828 and $(245,129), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
2             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio
September 30, 2005 (Unaudited)



Description                                      Shares      Value (000)

COMMON STOCK -- 94.9%
BASIC MATERIALS -- 4.0%
  CHEMICALS-DIVERSIFIED -- 1.4%
  Olin                                           96,360        $ 1,830
                                                               -------
  CHEMICALS-PLASTICS -- 0.5%
  Spartech                                       30,160            589
                                                               -------
  CHEMICALS-SPECIALTY -- 0.4%
  Hercules*                                      41,900            512
                                                               -------
  PAPER & RELATED PRODUCTS -- 1.7%
  Domtar                                         79,700            512
  Neenah Paper                                   57,830          1,694
                                                               -------
                                                                 2,206
                                                               -------
Total Basic Materials (Cost $ 5,138)                             5,137
                                                               -------
CONSUMER CYCLICAL -- 20.2%
  APPAREL MANUFACTURERS -- 0.7%
  Carter's*                                      16,320            927
                                                               -------
  BROADCAST SERVICES/PROGRAMMING -- 0.9%
  Nexstar Broadcasting Group,
        Cl A*                                   203,500          1,160
                                                               -------
  CABLE TV -- 4.5%
  Insight Communications, Cl A*                 131,630          1,531
  Mediacom Communications,
        Cl A*                                   580,200          4,282
                                                               -------
                                                                 5,813
  HOTELS & MOTELS -- 1.2%
  Jameson Inns*                                 727,100          1,498
                                                               -------
  MULTIMEDIA -- 1.1%
  Entravision Communications,
        Cl A*                                   178,310          1,403
                                                               -------
  PUBLISHING-BOOKS -- 1.1%
  Scholastic*                                    39,760          1,470
                                                               -------
  PUBLISHING-NEWSPAPERS -- 1.0%
  Journal Register*                              77,700          1,257
                                                               -------
  PUBLISHING-PERIODICALS -- 1.6%
  Reader's Digest Association                   124,270          1,985
                                                               -------
  RADIO -- 4.2%
  Cumulus Media, Cl A*                           43,900            548
  Emmis Communications, Cl A*                    57,900          1,279
  Radio One, Cl A*                              119,700          1,575
  Radio One, Cl D*                               62,100            817
  Spanish Broadcasting
     System, Cl A*                              161,500          1,159
                                                               -------
                                                                 5,378
  RETAIL-RESTAURANTS -- 0.4%
  Lone Star Steakhouse &
  Saloon                                         20,400            530
                                                               -------
  RETAIL-VIDEO RENTAL -- 1.2%
  Blockbuster, Cl A                             327,000          1,553
                                                               -------

--------------------------------------------------------------------------------

Description                                      Shares      Value (000)


  TELEVISION -- 2.3%
  Sinclair Broadcast Group,
  Cl A                                          336,200        $ 2,982
                                                               -------
Total Consumer Cyclical (Cost $ 27,113)          25,956
                                                               -------
CONSUMER NON-CYCLICAL -- 2.7%
  AGRICULTURAL OPERATIONS -- 1.8%
  Delta & Pine Land                              47,900          1,265
  Tejon Ranch*                                   23,100          1,086
                                                               -------
                                                                 2,351
  CONSUMER PRODUCTS - MISCELLANEOUS -- 0.9%
  Helen of Troy*                                 57,600          1,189
                                                               -------
Total Consumer Non-Cyclical (Cost $ 3,694)                       3,540
                                                               -------
ENERGY -- 4.1%
  OIL & GAS DRILLING -- 0.5%
  Atwood Oceanics*                                7,950            669
                                                               -------
  OIL COMPANIES-EXPLORATION &
   PRODUCTION -- 1.0%
  Meridian Resource*                            128,600            536
  Stone Energy*                                  12,220            746
                                                               -------
                                                                 1,282
  OIL-FIELD SERVICES -- 2.6%
  Cal Dive International*                        14,490            919
  Core Laboratories*                             28,275            912
  W-H Energy Services*                           46,500          1,508
                                                               -------
                                                                 3,339
                                                               -------
Total Energy (Cost $ 2,975)                                      5,290
                                                               -------
FINANCIAL -- 22.4%
  COMMERCIAL BANKS-EASTERN US -- 0.7%
  Signature Bank*                                31,130            840
                                                               -------
  FINANCE-CONSUMER LOANS -- 3.1%
  Collegiate Funding Services
     LLC*                                       196,223          2,906
  Portfolio Recovery
  Associates*                                    26,400          1,140
                                                               -------
                                                                 4,046
  FINANCE-CREDIT CARD -- 0.3%
  Metris*                                        29,750            435
                                                               -------
  FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
  GFI Group*                                     10,250            422
                                                               -------
  FINANCE-OTHER SERVICES -- 3.0%
  Asset Acceptance Capital*                      71,010          2,128
  MarketAxess Holdings*                         132,114          1,797
                                                               -------
                                                                 3,925
  INSURANCE BROKERS -- 1.1%
  USI Holdings*                                 113,120          1,469
                                                               -------
  INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.1%
  Affiliated Managers Group*                     18,900          1,369
                                                               -------
  LIFE/HEALTH INSURANCE -- 1.3%
  KMG America*                                  207,510          1,660
                                                               -------
--------------------------------------------------------------------------------
1             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio
September 30, 2005 (Unaudited)



Description                                      Shares      Value (000)

  MULTI-LINE INSURANCE -- 0.5%
  Allmerica Financial*                            16,600        $   683
                                                                -------
  PROPERTY/CASUALTY INSURANCE -- 1.0%
  EMC Insurance Group                             68,600          1,238
                                                                -------
  REAL ESTATE MANAGEMENT/SERVICES -- 1.0%
  CB Richard Ellis Group, Cl A*                    9,505            468
  Trammell Crow*                                  31,500            777
                                                                -------
                                                                  1,245
  REINSURANCE -- 0.6%
  PXRE Group                                      57,050            768
                                                                -------
  REITS-HOTELS -- 4.4%
  Ashford Hospitality Trust                      118,400          1,274
  DiamondRock Hospitality                        103,500          1,216
  MeriStar Hospitality*                          341,200          3,115
                                                                -------
                                                                  5,605
  REITS-MORTGAGE -- 1.6%
  HomeBanc                                       267,300          2,064
                                                                -------
  S&L/THRIFTS - CENTRAL US -- 0.7%
  Franklin Bank*                                  58,800            950
                                                                -------
  S&L/THRIFTS-EASTERN US -- 1.3%
  NewAlliance Bancshares                         111,400          1,631
                                                                -------
  S&L/THRIFTS-SOUTHERN US -- 0.4%
  BankAtlantic Bancorp, Cl A                      29,350            499
                                                                -------
Total Financial (Cost $ 23,816)                                  28,849
                                                                -------
HEALTH CARE -- 8.9%
  DISPOSABLE MEDICAL PRODUCTS -- 0.5%
  ICU Medical*                                    21,320            613
                                                                -------
  MEDICAL INSTRUMENTS -- 1.2%
  Symmetry Medical*                               67,100          1,590
                                                                -------
  MEDICAL-BIOMEDICAL/GENETIC -- 1.7%
  Applera Corp - Celera
     Genomics Group*                             127,200          1,543
  Enzon Pharmaceuticals*                         101,900            676
                                                                -------
                                                                  2,219
  MEDICAL-DRUGS -- 2.2%
  Angiotech Pharmaceuticals*                     110,300          1,546
  Priority Healthcare, Cl B*                      44,220          1,232
                                                                -------
                                                                  2,778
  MEDICAL-GENERIC DRUGS -- 1.3%
  Perrigo                                        118,210          1,692
                                                                -------
  MEDICAL-NURSING HOMES -- 0.9%
  Genesis HealthCare*                             26,950          1,087
                                                                -------
  THERAPEUTICS -- 1.1%
  CV Therapeutics*                                24,700            661
  QLT*                                            97,300            746
                                                                -------
                                                                  1,407
                                                                -------
Total Health Care (Cost $ 10,776)                                11,386
                                                                -------

--------------------------------------------------------------------------------

Description                                            Shares      Value (000)

INDUSTRIAL -- 14.2%
  AEROSPACE/DEFENSE -- 2.1%
  Armor Holdings*                                      31,400        $ 1,351
  Teledyne Technologies*                               39,800          1,372
                                                                     -------
                                                                       2,723
  AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
  BE Aerospace*                                        69,250          1,148
                                                                     -------
  BATTERIES/BATTERY SYSTEMS -- 1.9%
  Greatbatch*                                          91,050          2,498
                                                                     -------
  BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.6%
  Insituform Technologies, Cl A*                       47,700            825
                                                                     -------
  BUILDING-HEAVY CONSTRUCTION -- 0.7%
  Washington Group
     International*                                    15,370            828
                                                                     -------
  DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
  Brink's                                              25,700          1,055
                                                                     -------
  ELECTRONICS-MILITARY -- 0.5%
  EDO                                                  22,700            682
                                                                     -------
  ENGINEERING/R&D SERVICES -- 1.1%
  Shaw Group*                                          57,310          1,413
                                                                     -------
  HAZARDOUS WASTE DISPOSAL -- 0.6%
  American Ecology                                     36,810            722
                                                                     -------
  MACHINERY-GENERAL INDUSTRY -- 1.4%
  Wabtec                                               65,000          1,773
                                                                     -------
  NON-HAZARDOUS WASTE DISPOSAL -- 1.4%
  WCA Waste*                                          206,200          1,740
                                                                     -------
  TRANSPORT-EQUIPMENT & LEASING -- 1.1%
  GATX                                                 37,000          1,463
                                                                     -------
  WIRE & CABLE PRODUCTS -- 1.1%
  General Cable*                                       80,800          1,358
                                                                     -------
Total Industrial (Cost $ 13,402)                                      18,228
                                                                     -------
SERVICES -- 5.5%
  COMMERCIAL SERVICES-FINANCE -- 1.3%
  Wright Express*                                      74,800          1,615
                                                                     -------
  COMPUTER SERVICES -- 0.8%
  Manhattan Associates*                                46,225          1,072
                                                                     -------
 HUMAN RESOURCES -- 0.8%
  Medical Staffing Network
     Holdings*                                        176,100          1,034
                                                                     -------
  RESEARCH & DEVELOPMENT -- 1.4%
  PRA International*                                   58,200          1,764
                                                                     -------
  TELEPHONE-INTEGRATED -- 1.2%
  Valor Communications Group                          114,950          1,567
                                                                     -------
Total Services (Cost $ 6,442)                                          7,052
                                                                     -------
--------------------------------------------------------------------------------
2             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio
September 30, 2005 (Unaudited)



Description                                             Shares       Value (000)

TECHNOLOGY -- 11.6%
  APPLICATIONS SOFTWARE -- 0.5%
  Quest Software*                                        39,100        $   589
                                                                       -------
  B2B/E-COMMERCE -- 0.5%
  webMethods*                                            94,450            668
                                                                       -------
  COMPUTER AIDED DESIGN -- 0.7%
  Parametric Technology*                                121,600            847
                                                                       -------
  COMPUTERS-MEMORY DEVICES -- 0.5%
  Maxtor*                                                92,000            405
  Western Digital*                                       18,780            243
                                                                       -------
                                                                           648
  DATA PROCESSING/MANAGEMENT -- 1.2%
  MoneyGram International                                70,700          1,535
                                                                       -------
  DECISION SUPPORT SOFTWARE -- 0.5%
  NetIQ*                                                 57,600            705
                                                                       -------
  ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
  CTS                                                    54,000            653
                                                                       -------
  ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
  Integrated Silicon
  Solutions*                                             91,800            771
  Omnivision Technologies*                               44,700            564
  Zoran*                                                 42,200            604
                                                                       -------
                                                                         1,939
  ENTERPRISE SOFTWARE/SERVICES -- 2.1%
  Informatica*                                          149,000          1,791
  Manugistics Group*                                    111,100            219
  SSA Global Technologies*                               40,500            713
                                                                       -------
                                                                         2,723
  INTERNET APPLICATION SOFTWARE -- 0.6%
  Verity*                                                71,800            762
                                                                       -------
  NETWORKING PRODUCTS -- 0.8%
  Foundry Networks*                                      79,400          1,008
                                                                       -------
  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
  Standard Microsystems*                                 22,000            658
                                                                       -------
  SOFTWARE TOOLS -- 0.8%
  Borland Software*                                     169,600            987
                                                                       -------
  TELECOMMUNICATION SERVICES -- 0.9%
  Iowa Telecommunications
     Services                                            69,600          1,171
                                                                       -------
Total Technology (Cost $ 13,350)                                        14,893
                                                                       -------
TRANSPORTATION -- 0.9%
  AIRLINES -- 0.3%
  Skywest                                                15,400            413
                                                                       -------
  TRANSPORT-MARINE -- 0.6%
  CP Ships                                               32,700            697
                                                                       -------
Total Transportation (Cost $ 565)                                        1,110
                                                                       -------

--------------------------------------------------------------------------------

                                                     Shares/Face
Description                                          Amount(000)     Value (000)

    UTILITIES -- 0.4%
      ELECTRIC-INTEGRATED -- 0.4%
      MGE Energy                                        8,200         $     299
      Pike Electric*                                   14,600               274
                                                                      ---------
                                                                            573
                                                                      ---------
    Total Utilities (Cost $ 411)                                            573
                                                                      ---------
Total Common Stock (Cost $107,682)                                      122,014
                                                                      ---------

INVESTMENT COMPANY -- 1.0%
    INDEX FUND-SMALL CAP -- 1.0%
      iShares Russell 2000 Index
         Fund                                          19,300             1,281
                                                                      ---------
    Total Index Fund-Small Cap (Cost $1,186)                              1,281
                                                                      ---------
Total Investment Company (Cost $1,186)                                    1,281
                                                                      ---------

REPURCHASE AGREEMENT -- 4.4%
  Morgan Stanley
     3.700%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $5,674,546
    (collateralized by various
    U.S. Government obligations,
    par value $2,155,000 and
    $8,335,000, 0.000%, 02/08/18
    to 04/06/18, total market
    value $5,793,691)(A)                            $   5,673             5,673
Total Repurchase Agreement (Cost $5,673)                                  5,675
                                                                      ---------

Total Investments 100.3% (Cost $114,541) +                              128,968
                                                                      ---------

Other Assets & Liabilities -- (0.3)%                                       (347)
                                                                      ---------

Net Assets -- 100.0%                                                  $ 128,621
                                                                      =========

*   Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited liability company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At September 30, 2005, the tax basis cost of the Fund's investments was $114,541,046, and the unrealized appreciation and depreciation were $22,506,501 and $(8,079,318), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Select Value Portfolio
September 30, 2005 (Unaudited)



Description                                              Shares      Value (000)

COMMON STOCK -- 98.2%
    BASIC MATERIALS -- 6.7%
      CHEMICALS-DIVERSIFIED -- 3.9%
      EI Du Pont de Nemours                              54,100        $  2,119
                                                                       --------
      PAPER & RELATED PRODUCTS -- 2.8%
      International Paper                                52,300           1,559
                                                                       --------
    Total Basic Materials (Cost $ 4,132)                                  3,678
                                                                       --------
    CONSUMER CYCLICAL -- 9.2%
      CABLE TV -- 4.2%
      Comcast, Cl A*                                     80,200           2,308
                                                                       --------
      RETAIL-BUILDING PRODUCTS -- 5.0%
      Home Depot                                         70,900           2,704
                                                                       --------
    Total Consumer Cyclical (Cost $ 4,718)                                5,012
                                                                       --------
    CONSUMER NON-CYCLICAL -- 10.5%
      BEVERAGES-NON-ALCOHOLIC -- 4.0%
      Coca-Cola                                          51,100           2,207
                                                                       --------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.8%
      General Mills                                      20,000             964
                                                                       --------
      TOBACCO -- 4.7%
      Altria Group                                       35,300           2,602
                                                                       --------
    Total Consumer Non-Cyclical (Cost $ 4,927)                            5,773
                                                                       --------
    ENERGY -- 13.5%
      OIL COMPANIES-INTEGRATED -- 11.3%
      Chevron                                            24,500           1,586
      ConocoPhillips                                     34,500           2,412
      Exxon Mobil                                        34,400           2,186
                                                                       --------
                                                                          6,184
      PIPELINES -- 2.2%
      El Paso                                            84,900           1,180
                                                                       --------
    Total Energy (Cost $ 4,615)                                           7,364
                                                                       --------
    FINANCIAL -- 20.1%
      FINANCE-INVESTMENT BANKER/BROKER -- 11.5%
      Goldman Sachs Group                                20,300           2,468
      JPMorgan Chase                                     76,900           2,609
      Morgan Stanley                                     22,900           1,235
                                                                       --------
                                                                          6,312
      LIFE/HEALTH INSURANCE -- 2.0%
      Aflac                                              23,500           1,065
                                                                       --------
      MULTI-LINE INSURANCE -- 6.6%
      American International Group                       22,300           1,382
      XL Capital, Cl A                                   33,000           2,245
                                                                       --------
                                                                          3,627
                                                                       --------
    Total Financial (Cost $ 10,314)                                      11,004
                                                                       --------

--------------------------------------------------------------------------------

Description                                              Shares      Value (000)

    HEALTH CARE -- 7.4%
      MEDICAL PRODUCTS -- 3.4%
      Johnson & Johnson                                  29,100        $  1,841
                                                                       --------
      MEDICAL-DRUGS -- 4.0%
      Abbott Laboratories                                33,900           1,438
      Pfizer                                             30,200             754
                                                                       --------
                                                                          2,192
                                                                       --------
    Total Health Care (Cost $ 3,930)                                      4,033
                                                                       --------
    INDUSTRIAL -- 4.8%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 4.8%
      General Electric                                   78,800           2,653
                                                                       --------
    Total Industrial (Cost $ 2,707)                                       2,653
                                                                       --------
    SERVICES -- 7.3%
      TELEPHONE-INTEGRATED -- 7.3%
      SBC Communications                                 81,700           1,959
      Verizon Communications                             61,800           2,020
                                                                       --------
                                                                          3,979
                                                                       --------
    Total Services (Cost $ 4,387)                                         3,979
                                                                       --------
    TECHNOLOGY -- 16.5%
      APPLICATIONS SOFTWARE -- 5.3%
      Microsoft                                          13,100           2,910
                                                                       --------
      DATA PROCESSING/MANAGEMENT -- 1.9%
      First Data                                         26,100           1,044
                                                                       --------
      INTERNET SECURITY -- 2.3%
      Symantec*                                          55,000           1,246
                                                                       --------
      OFFICE AUTOMATION & EQUIPMENT -- 4.1%
      Xerox*                                             65,900           2,265
                                                                       --------
      SEMICONDUCTOR EQUIPMENT -- 2.9%
      Applied Materials                                  92,700           1,572
                                                                       --------
    Total Technology (Cost $ 9,150)                                       9,037
                                                                       --------
    UTILITIES -- 2.2%
      ELECTRIC-INTEGRATED -- 2.2%
      Southern                                           32,900           1,176
                                                                       --------
    Total Utilities (Cost $ 968)                                          1,176
                                                                       --------
Total Common Stock (Cost $49,848)                                        53,709
                                                                       --------

--------------------------------------------------------------------------------
1             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Select Value Portfolio
September 30, 2005 (Unaudited)


                                                 Face
Description                                  Amount (000)   Value (000)

REPURCHASE AGREEMENT -- 1.9%
  Deutsche Bank
     3.660%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $1,066,158
    (collateralized by various
    U.S. Government obligations,
    par value $281,000 and
    $817,000, 4.125%, 04/15/09
    and 10/18/10, total market
    value $1,087,536)(A)                       $ 1,066        $  1,066
                                                              ========
Total Repurchase Agreement (Cost $1,066)                         1,066
                                                              ========

Total Investments 100.1% (Cost $50,914) +                       54,775
                                                              ========

Other Assets & Liabilities -- (0.1)%                               (43)
                                                              ========

Net Assets -- 100.0%                                          $ 54,732
                                                              =========


*   Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.
+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $50,913,740, and the unrealized appreciation and depreciation were $5,732,064 and $(1,871,366), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
2             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Technology & Communications Portfolio
September 30, 2005 (Unaudited)



Description                                              Shares      Value (000)

COMMON STOCK -- 98.9%
    CONSUMER CYCLICAL -- 2.1%
      ENTERTAINMENT SOFTWARE -- 1.3%
      Electronic Arts*                                   26,300       $  1,496
                                                                      --------
      RADIO -- 0.8%
      XM Satellite Radio
      Holdings,
            Cl A*                                        26,300            944
                                                                      --------
    Total Consumer Cyclical (Cost $ 2,253)                               2,440
                                                                      --------
    HEALTH CARE -- 7.8%
      DIAGNOSTIC EQUIPMENT -- 1.1%
      Gen-Probe*                                         24,400          1,207
                                                                      --------
      MEDICAL-BIOMEDICAL/GENETIC -- 6.7%
      Affymetrix*                                        30,200          1,396
      Amgen*                                             24,400          1,944
      Celgene*                                           23,100          1,255
      Genentech*                                         37,200          3,132
                                                                      --------
                                                                         7,727
                                                                      --------
    Total Health Care (Cost $ 6,350)                                     8,934
                                                                      --------
    SERVICES -- 2.7%
      COMPUTER SERVICES -- 1.1%
      DST Systems*                                       23,100          1,267
                                                                      --------
      E-COMMERCE/SERVICES -- 0.7%
      eBay*                                              20,100            828
                                                                      --------
      TELEPHONE-INTEGRATED -- 0.9%
      Sprint Nextel                                      42,094          1,001
                                                                      --------
    Total Services (Cost $ 2,210)                                        3,096
                                                                      --------
    TECHNOLOGY -- 86.3%
      APPLICATIONS SOFTWARE -- 5.6%
      Infosys Technologies ADR                           32,900          2,444
      Microsoft                                          77,000          1,981
      Satyam Computer Services ADR                       67,100          2,028
                                                                      --------
                                                                         6,453
      B2B/E-COMMERCE -- 0.8%
      webMethods*                                        34,600            952
                                                                      --------
      CELLULAR TELECOMMUNICATIONS -- 2.4%
      Nextel Partners, Cl A*                             56,900          1,428
      NII Holdings*                                      15,100          1,275
                                                                      --------
                                                                         2,703
      COMPUTER AIDED DESIGN -- 3.9%
      Autodesk                                           86,200          4,003
      Parametric Technology*                             63,900            446
                                                                      --------
                                                                         4,449
      COMPUTERS -- 7.0%
      Apple Computer*                                    85,900          4,605
      Dell*                                              23,100            790
      International Business
      Machines                                           20,100          1,612

--------------------------------------------------------------------------------

Description                                              Shares      Value (000)

      Palm*                                              38,500       $  1,091
                                                                      --------
                                                                         8,098
      COMPUTERS-INTEGRATED SYSTEMS -- 1.2%
      NCR*                                               44,700          1,426
                                                                      --------
      COMPUTERS-MEMORY DEVICES -- 5.3%
      EMC*                                               18,100          1,528
      Network Appliance*                                 56,900          1,351
      SanDisk*                                           66,000          3,185
                                                                      --------
                                                                         6,064
      DATA PROCESSING/MANAGEMENT -- 5.1%
      Automatic Data Processing                          32,900          1,416
      Fiserv*                                            52,000          2,385
      Global Payments                                    26,100          2,029
                                                                      --------
                                                                         5,830
      DECISION SUPPORT SOFTWARE -- 1.5%
      Cognos*                                            43,500          1,693
                                                                      --------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.9%
      Jabil Circuit*                                     35,300          1,091
                                                                      --------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 11.4%
      Advanced Micro Devices*                            50,500          1,273
      Broadcom, Cl A*                                    49,700          2,331
      Intel                                              66,200          1,632
      Intersil, Cl A                                     91,000          1,982
      Microsemi*                                         04,500          2,669
      Nvidia*                                            75,500          2,588
      QLogic*                                            20,200            691
                                                                      --------
                                                                        13,166
      ELECTRONIC FORMS -- 1.5%
      Adobe Systems                                      57,600          1,719
                                                                      --------
      ENTERPRISE SOFTWARE/SERVICES -- 2.3%
      Oracle*                                            43,100          1,773
      SAP ADR                                            19,800            858
                                                                      --------
                                                                         2,631
      INTERNET INFRASTRUCTURE EQUIPMENT -- 1.1%
      Avocent*                                           39,300          1,243
                                                                      --------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.5%
      F5 Networks*                                       14,425            627
                                                                      --------
      INTERNET SECURITY -- 2.5%
      Check Point Software
         Technologies*                                   33,400            812
      Symantec*                                          92,672          2,100
                                                                      --------
                                                                         2,912
      NETWORKING PRODUCTS -- 3.8%
      Cisco Systems*                                     95,500          1,712
      Juniper Networks*                                  74,500          1,773
      Netgear*                                           34,500            830
                                                                      --------
                                                                         4,315
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 7.7%
      Analog Devices                                     54,200          2,013
      Cypress Semiconductor*                             97,100          1,461


--------------------------------------------------------------------------------
1             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Technology & Communications Portfolio
September 30, 2005 (Unaudited)



                                                  Shares/Face
Description                                       Amount (000)      Value (000)
      SEMICONDUCTOR COMPONENTS-INTEGRATED
      CIRCUITS -- CONTINUED
      Emulex*                                        70,300         $   1,421
      Marvell Technology Group*                      48,300             2,227
      Maxim Integrated Products                      41,300             1,762
                                                                    ---------
                                                                        8,884
      SEMICONDUCTOR EQUIPMENT -- 5.1%
      Applied Materials                              97,700             1,657
      Kla-Tencor                                     27,100             1,321
      Lam Research*                                  43,400             1,323
      Varian Semiconductor
         Equipment Associates*                       36,300             1,538
                                                                    ---------
                                                                        5,839
      TELECOMMUNICATIONS EQUIPMENT -- 3.7%
      Adtran                                         33,700             1,062
      Harris                                         52,600             2,199
      Scientific-Atlanta                             26,700             1,001
                                                                    ---------
                                                                        4,262
      TELECOMMUNICATIONS EQUIPMENT-FIBER
      OPTICS -- 1.7%
      Corning*                                      100,100             1,935
                                                                    ---------
      WEB HOSTING/DESIGN -- 1.0%
      Macromedia*                                    29,600             1,204
                                                                    ---------
      WEB PORTALS/ISP -- 6.1%
      Google, Cl A*                                  13,600             4,304
      Yahoo!*                                        78,900             2,670
                                                                    ---------
                                                                        6,974
      WIRELESS EQUIPMENT -- 4.2%
      Motorola                                       70,300             1,553
      Nokia Oyj ADR                                  57,200               967
      Qualcomm                                       52,000             2,327
                                                                    ---------
                                                                        4,847
                                                                    ---------
    Total Technology (Cost $ 63,923)                                   99,317
                                                                    ---------
Total Common Stock (Cost $74,736)                                     113,787
                                                                    ---------

REPURCHASE AGREEMENT -- 1.4%
  Morgan Stanley
     3.700%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $1,606,434
    (collateralized by a U.S.
    Government obligation, par
    value $2,950,000, 0.000%,
    02/08/18, total market value
    $1,640,554)(A)                                $   1,606             1,606
                                                                    ---------
Total Repurchase Agreement (Cost $1,606)                                1,606
                                                                    ---------

Total Investments 100.3% (Cost $76,342) +                             115,393
                                                                    ---------

Other Assets & Liabilities -- (0.3)%                                     (349)
                                                                    ---------

Net Assets -- 100.0%                                                $ 115,044
                                                                    =========

--------------------------------------------------------------------------------





* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $76,341,579 and the unrealized appreciation and depreciation were $39,730,690 and $(679,264), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
2             PBHG Insurance Series Fund / Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Concentrated Portfolio
September 30, 2005 (Unaudited)




Description                                           Shares         Value (000)

COMMON STOCK -- 95.7%
    CONSUMER CYCLICAL -- 7.8%
      ENTERTAINMENT SOFTWARE -- 3.1%
      Electronic Arts*                                 44,800         $   2,548
                                                                      ---------
      RETAIL-OFFICE SUPPLIES -- 4.7%
      Staples                                         181,600             3,872
                                                                      ---------
    Total Consumer Cyclical (Cost $ 5,209)                                6,420
                                                                      ---------
    FINANCIAL -- 5.0%
      FINANCE-INVESTMENT BANKER/BROKER -- 5.0%
      Goldman Sachs Group                              33,900             4,122
                                                                      ---------
    Total Financial (Cost $ 3,393)                                        4,122
                                                                      ---------
    HEALTH CARE -- 19.9%
      MEDICAL INSTRUMENTS -- 3.3%
      Guidant                                          38,800             2,673
                                                                      ---------
      MEDICAL PRODUCTS -- 4.0%
      Zimmer Holdings*                                 47,800             3,293
                                                                      ---------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.9%
      Amgen*                                           40,300             3,211
                                                                      ---------
      MEDICAL-GENERIC DRUGS -- 4.6%
      Teva Pharmaceutical
         Industries ADR                               113,700             3,800
                                                                      ---------
      PHARMACY SERVICES -- 4.1%
      Caremark Rx*                                     67,500             3,370
                                                                      ---------
    Total Health Care (Cost $ 15,783)                                    16,347
                                                                      ---------
    SERVICES -- 9.8%
      E-COMMERCE/SERVICES -- 6.7%
      eBay*                                           133,700             5,508
                                                                      ---------
      SCHOOLS -- 3.1%
      Apollo Group, Cl A*                              37,800             2,510
                                                                      ---------
    Total Services (Cost $ 4,988)                                         8,018
                                                                      ---------
    TECHNOLOGY -- 53.2%
      APPLICATIONS SOFTWARE -- 10.0%
      Infosys Technologies ADR                         57,500             4,271
      Microsoft                                       151,800             3,906
                                                                      ---------
                                                                          8,177
      COMPUTER AIDED DESIGN -- 4.2%
      Autodesk                                         74,400             3,455
                                                                      ---------
      COMPUTERS -- 4.3%
      Apple Computer*                                  65,300             3,501
                                                                      ---------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.6%
      Broadcom, Cl A*                                  99,200             4,653
      Intel                                            64,700             1,595
                                                                      ---------
                                                                          6,248
      NETWORKING PRODUCTS -- 1.5%
      Cisco Systems*                                   66,900             1,200
                                                                      ---------

--------------------------------------------------------------------------------

                                                    Shares/Face
Description                                         Amount(000)      Value (000)

      WEB PORTALS/ISP -- 19.5%
      Google, Cl A*                                    26,800         $   8,481
      Yahoo!*                                         222,700             7,536
                                                                      ---------
                                                                         16,017
      WIRELESS EQUIPMENT -- 6.1%
      Qualcomm                                        112,300             5,025
                                                                      ---------
    Total Technology (Cost $ 30,650)                                     43,623
                                                                      ---------
Total Common Stock (Cost $60,023)                                        78,530
                                                                      ---------

REPURCHASE AGREEMENT -- 4.5%
  Deustche Bank
     3.660%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $3,694,893
    (collateralized by a U.S.
    Government obligation, par
    value $3,827,000, 4.125%,
    10/18/10, total market value
    $3,768,314)(A)                                  $    3,694            3,694
                                                                      ---------
Total Repurchase Agreement (Cost $3,694)                                  3,694
                                                                      ---------

Total Investments 100.2% (Cost $63,717) +                                82,224
                                                                      ---------

Other Assets & Liabilities -- (0.2)%                                  $    (184)
                                                                      ---------

Net Assets -- 100.0%                                                  $  82,040
                                                                      =========


* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $63,717,077, and the unrealized appreciation and depreciation were $20,036,607 and $(1,529,937), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.








--------------------------------------------------------------------------------
1              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio
September 30, 2005 (Unaudited)




Description                                            Shares      Value (000)

COMMON STOCK -- 95.0%
    BASIC MATERIALS -- 4.3%
      CHEMICALS-DIVERSIFIED -- 1.0%
      Lyondell Chemical                                 19,310      $    553
                                                                    --------
      CHEMICALS-PLASTICS -- 0.7%
      Spartech                                          19,070           372
                                                                    --------
      CHEMICALS-SPECIALTY -- 0.6%
      Eastman Chemical                                   7,390           347
                                                                    --------
      INDUSTRIAL GASES -- 0.5%
      Air Products & Chemicals                           5,000           276
                                                                    --------
      PAPER & RELATED PRODUCTS -- 1.5%
      Domtar                                            27,210           175
      Smurfit-Stone Container*                          61,230           634
                                                                    --------
                                                                         809
                                                                    --------
    Total Basic Materials (Cost $ 2,398)                               2,357
                                                                    --------
    CONSUMER CYCLICAL -- 10.9%
      CASINO SERVICES -- 1.0%
      International Game
      Technology                                        20,320           549
                                                                    --------
      DISTRIBUTION/WHOLESALE -- 1.5%
      CDW                                               13,900           819
                                                                    --------
      GOLF -- 0.7%
      Callaway Golf                                     26,100           394
                                                                    --------
      HOTELS & MOTELS -- 1.0%
      Fairmont Hotels & Resorts                         15,610           522
                                                                    --------
      MULTIMEDIA -- 0.7%
      EW Scripps, Cl A                                   8,070           403
                                                                    --------
      PUBLISHING-PERIODICALS -- 0.4%
      Reader's Digest Association                       13,750           219
                                                                    --------
      RADIO -- 0.8%
      Westwood One                                      20,860           415
                                                                    --------
      RETAIL-DISCOUNT -- 0.7%
      Costco Wholesale                                   9,500           409
                                                                    --------
      RETAIL-JEWELRY -- 1.4%
      Tiffany                                           19,050           758
                                                                    --------
      RETAIL-OFFICE SUPPLIES -- 1.7%
      OfficeMax                                         29,250           926
                                                                    --------
      TELEVISION -- 1.0%
      Univision Communications,
            Cl A*                                       20,270           538
                                                                    --------
    Total Consumer Cyclical (Cost $ 5,731)                             5,952
                                                                    --------
    CONSUMER NON-CYCLICAL -- 1.9%
      AGRICULTURAL OPERATIONS -- 1.1%
      Tejon Ranch*                                      12,680           596
                                                                    --------

--------------------------------------------------------------------------------

Description                                            Shares      Value (000)

      OFFICE SUPPLIES & FORMS -- 0.8%
      Avery Dennison                                     8,800      $    461
                                                                    --------
    Total Consumer Non-Cyclical (Cost $ 1,135)                         1,057
                                                                    --------
    ENERGY -- 10.2%
      COAL -- 0.8%
      Arch Coal                                          6,160           416
                                                                    --------
      OIL & GAS DRILLING -- 4.0%
      GlobalSantaFe                                      9,380           428
      Pride International*                              18,640           531
      Rowan*                                            18,130           644
      Todco, Cl A*                                      13,720           572
                                                                    --------
                                                                       2,175
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
      Noble Energy                                       6,800           319
      Pogo Producing                                     5,200           306
                                                                    --------
                                                                         625
      OIL-FIELD SERVICES -- 1.4%
      Hanover Compressor*                                  192             3
      Tidewater                                          9,500           462
      Weatherford International*                         4,250           292
                                                                    --------
                                                                         757
      PIPELINES -- 2.9%
      El Paso                                           60,600           843
      Williams                                          30,030           752
                                                                    --------
                                                                       1,595
                                                                    --------
    Total Energy (Cost $ 3,146)                                        5,568
                                                                    --------
    FINANCIAL -- 18.0%
      COMMERCIAL BANKS-EASTERN US -- 1.0%
      Commerce Bancorp                                  17,000           522
                                                                    --------
      FINANCE-CREDIT CARD -- 1.1%
      Providian Financial*                              34,000           601
                                                                    --------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.1%
      Federated Investors, Cl B                         18,310           609
                                                                    --------
      LIFE/HEALTH INSURANCE -- 2.1%
      UnumProvident                                     56,290         1,154
                                                                    --------
      MULTI-LINE INSURANCE -- 2.4%
      Allmerica Financial*                              14,700           605
      Assurant                                           6,080           231
      XL Capital, Cl A                                   7,240           493
                                                                    --------
                                                                       1,329
      PROPERTY/CASUALTY INSURANCE -- 1.0%
      Fidelity National Financial                       11,800           525
                                                                    --------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
      CB Richard Ellis Group, Cl A*                      6,000           295
                                                                    --------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.6%
      St. Joe                                            4,970           310
                                                                    --------
      REINSURANCE -- 4.1%
      Aspen Insurance Holdings                          18,760           554


--------------------------------------------------------------------------------
1              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio
September 30, 2005 (Unaudited)



Description                                            Shares      Value (000)

      REINSURANCE -- CONTINUED
      Axis Capital Holdings                             31,330      $    893
      Odyssey Re Holdings                               31,670           809
                                                                    --------
                                                                       2,256
      REITS-HOTELS -- 1.5%
      Host Marriott                                     48,780           824
                                                                    --------
      REITS-OFFICE PROPERTY -- 1.5%
      American Financial Realty
      Trust                                             55,750           792
                                                                    --------
      S&L/THRIFTS-EASTERN US -- 1.1%
      NewAlliance Bancshares                            40,520           593
                                                                    --------
    Total Financial (Cost $ 8,385)                                     9,810
                                                                    --------
    HEALTH CARE -- 9.4%
      DIAGNOSTIC EQUIPMENT -- 0.8%
      Cytyc*                                            15,980           429
                                                                    --------
      DIALYSIS CENTERS -- 0.7%
      DaVita*                                            7,800           359
                                                                    --------
      MEDICAL PRODUCTS -- 3.0%
      Becton Dickinson                                   9,000           472
      Biomet                                            20,570           714
      Henry Schein*                                      9,900           422
                                                                    --------
                                                                       1,608
      MEDICAL-DRUGS -- 1.4%
      Angiotech Pharmaceuticals*                        55,930           784
                                                                    --------
      MEDICAL-GENERIC DRUGS -- 1.2%
      Barr Pharmaceuticals*                              6,590           362
      Watson Pharmaceuticals*                            8,660           317
                                                                    --------
                                                                         679
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.0%
      Lincare Holdings*                                 13,760           565
                                                                    --------
      THERAPEUTICS -- 1.3%
      CV Therapeutics*                                  25,970           695
                                                                    --------
    Total Health Care (Cost $ 4,334)                                   5,119
                                                                    --------
    INDUSTRIAL -- 7.2%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Alliant Techsystems*                               3,250           243
                                                                    --------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.3%
      Brink's                                           18,750           770
      Dover                                             14,400           587
      Trinity Industries                                10,320           418
                                                                    --------
                                                                       1,775
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.7%
      Symbol Technologies                               36,700           355
                                                                    --------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Applera Corp - Applied
         Biosystems Group                               19,800           460
                                                                    --------
      MACHINERY-PRINT TRADE -- 1.3%
      Zebra Technologies, Cl A*                         18,450           721
                                                                    --------

--------------------------------------------------------------------------------

Description                                            Shares      Value (000)

      TRANSPORT-EQUIPMENT & LEASING -- 0.7%
      GATX                                               9,030      $    357
                                                                    --------
    Total Industrial (Cost $ 3,237)                                    3,911
                                                                    --------
    SERVICES -- 8.4%
      ADVERTISING AGENCIES -- 0.9%
      Interpublic Group*                                42,560           495
                                                                    --------
      COMMERCIAL SERVICES -- 3.3%
      ChoicePoint*                                      22,340           965
      Quanta Services*                                  67,400           860
                                                                    --------
                                                                       1,825
      COMPUTER SERVICES -- 2.8%
      DST Systems*                                      12,350           677
      Manhattan Associates*                             35,420           822
                                                                    --------
                                                                       1,499
      HUMAN RESOURCES -- 1.4%
      Hewitt Associates, Cl A*                          28,200           769
                                                                    --------
    Total Services (Cost $ 3,975)                                      4,588
                                                                    --------
    TECHNOLOGY -- 18.7%
      APPLICATIONS SOFTWARE -- 3.9%
      Citrix Systems*                                   27,620           695
      Intuit*                                            9,240           414
      Satyam Computer Services ADR                      33,060           999
                                                                    --------
                                                                       2,108
      DATA PROCESSING/MANAGEMENT -- 2.9%
      Dun & Bradstreet*                                  8,520           561
      MoneyGram International                           19,200           417
      SEI Investments                                   15,500           583
                                                                    --------
                                                                       1,561
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.5%
      Celestica*                                        30,770           348
      Flextronics International*                        58,530           752
      Gentex                                            16,100           280
                                                                    --------
                                                                       1,380
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.7%
      ATI Technologies*                                 40,220           560
      Fairchild Semiconductor
         International*                                  8,930           133
      Intersil, Cl A                                    10,460           228
                                                                    --------
                                                                         921
      ELECTRONIC DESIGN AUTOMATION -- 0.8%
      Cadence Design Systems*                           26,450           427
                                                                    --------
      ENTERPRISE SOFTWARE/SERVICES -- 0.8%
      MicroStrategy, Cl A*                               6,390           449
                                                                    --------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 1.6%
      Avocent*                                          27,760           878
                                                                    --------
      INTERNET SECURITY -- 2.0%
      Symantec*                                         49,004         1,110
                                                                    --------

--------------------------------------------------------------------------------
2              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio
September 30, 2005 (Unaudited)



                                                 Shares/Face
Description                                      Amount (000)    Value (000)

      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.1%
      Maxim Integrated Products                     8,760         $    374
      United Microelectronics ADR                  64,718              233
                                                                  --------
                                                                       607
      TELECOMMUNICATION SERVICES -- 1.4%
      Amdocs*                                      28,000              777
                                                                  --------
    Total Technology (Cost $ 8,673)                                 10,218
                                                                  --------
    TRANSPORTATION -- 2.8%
      TRANSPORTATION-RAIL -- 1.3%
      Norfolk Southern                             16,810              682
                                                                  --------
      TRANSPORT-TRUCK -- 1.5%
      CNF                                          15,600              819
                                                                  --------
    Total Transportation (Cost $ 1,235)                              1,501
                                                                  --------
    UTILITIES -- 3.2%
      ELECTRIC-INTEGRATED -- 1.4%
      Alliant Energy                               11,200              326
      Public Service Enterprise
      Group                                         6,780              437
                                                                  --------
                                                                       763
      INDEPENDENT POWER PRODUCER -- 1.8%
      Reliant Energy*                              62,300              962
                                                                  --------
    Total Utilities (Cost $ 1,231)                                   1,725
                                                                  --------
Total Common Stock (Cost $43,480)                                   51,806
                                                                  --------

INVESTMENT COMPANY -- 1.0%
    INDEX FUND-MIDCAP -- 1.0%
      Midcap SPDR Trust Series 1*                   4,300              563
                                                                  --------
    Total Index Fund-Midcap (Cost $ 555)                               563
                                                                  --------
Total Investment Company (Cost $555)                                   563
                                                                  --------

REPURCHASE AGREEMENT -- 4.1%
  Morgan Stanley
     3.700%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $2,212,363
    (collateralized by a U.S.
    Government obligation, par
    value $4,060,000, 0.000%,
    02/08/18, total market value
    $2,257,847)(A)                               $  2,212            2,212
                                                                  --------
Total Repurchase Agreement (Cost $2,212)                             2,212
                                                                  --------

Total Investments 100.1% (Cost $46,247) +                           54,581
                                                                  --------

Other Assets & Liabilities -- (0.1)%                                   (39)
                                                                  --------

Net Assets -- 100.0%                                              $ 54,542
                                                                  ========


*   Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
SPDR -- Standard & Poor's 500 Composite Index
  Depository Receipt
Cost figures are shown with "000's" omitted.

+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $46,247,222, and the unrealized appreciation and depreciation were $9,280,101 and $(946,843), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.








--------------------------------------------------------------------------------
3              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
September 30, 2005 (Unaudited)




Description                                              Shares        Value

COMMON STOCK -- 97.4%
    BASIC MATERIALS -- 0.5%
      ADVANCED MATERIALS/PRODUCTS -- 0.5%
      Ceradyne*                                             475       $  17,424
                                                                      ---------
    Total Basic Materials (Cost $4,008)                                  17,424
                                                                      ---------
    CONSUMER CYCLICAL -- 19.0%
      APPAREL MANUFACTURERS -- 1.4%
      Quiksilver*                                         3,300          47,685
                                                                      ---------
      ATHLETIC EQUIPMENT -- 1.1%
      Nautilus                                            1,750          38,622
                                                                      ---------
      CASINO SERVICES -- 0.9%
      Shuffle Master*                                     1,150          30,395
                                                                      ---------
      DISTRIBUTION/WHOLESALE -- 2.4%
      Beacon Roofing Supply*                                900          29,403
      Scansource*                                           400          19,496
      SCP Pool                                            1,050          36,677
                                                                      ---------
                                                                         85,576
      E-COMMERCE/PRODUCTS -- 1.9%
      Nutri/System*                                       1,600          40,032
      Stamps.com*                                         1,450          24,955
                                                                      ---------
                                                                         64,987
      RETAIL-APPAREL/SHOE -- 2.8%
      Urban Outfitters*                                   3,300          97,020
                                                                      ---------
      RETAIL-GARDENING PRODUCTS -- 1.2%
      Tractor Supply*                                       925          42,226
                                                                      ---------
      RETAIL-MUSIC STORE -- 1.9%
      Guitar Center*                                      1,200          66,252
                                                                      ---------
      RETAIL-RESTAURANTS -- 3.9%
      California Pizza Kitchen*                             800          23,392
      PF Chang's China Bistro*                              500          22,415
      Red Robin Gourmet Burgers*                          1,475          67,614
      Texas Roadhouse, Cl A*                              1,650          24,585
                                                                      ---------
                                                                        138,006
      RETAIL-SPORTING GOODS -- 1.5%
      Dick's Sporting Goods*                                825          24,841
      Zumiez*                                               850          27,735
                                                                      ---------
                                                                         52,576
                                                                      ---------
    Total Consumer Cyclical (Cost $401,331)                             663,345
                                                                      ---------
    CONSUMER NON-CYCLICAL -- 1.6%
      BEVERAGES-NON-ALCOHOLIC -- 1.3%
      Hansen Natural*                                       950          44,726
                                                                      ---------
      COSMETICS & TOILETRIES -- 0.3%
      Parlux Fragrances*                                    400          11,656
                                                                      ---------
    Total Consumer Non-Cyclical (Cost $41,687)                           56,382
                                                                      ---------

--------------------------------------------------------------------------------

Description                                              Shares        Value

    ENERGY -- 2.5%
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.5%
      Southwestern Energy*                                1,200       $  88,080
                                                                      ---------
    Total Energy (Cost $35,772)                                          88,080
                                                                      ---------
    FINANCIAL -- 2.1%
      COMMERCIAL BANKS-CENTRAL US -- 1.2%
      PrivateBancorp                                      1,300          44,564
                                                                      ---------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.8%
      Calamos Asset Management,
            Cl A                                          1,100          27,148
                                                                      ---------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
      Housevalues*                                          200           2,860
                                                                      ---------
    Total Financial (Cost $73,185)                                       74,572
                                                                      ---------
    HEALTH CARE -- 31.9%
      DIAGNOSTIC EQUIPMENT -- 1.9%
      Gen-Probe*                                            800          39,560
      Immucor*                                              900          24,696
                                                                      ---------
                                                                         64,256
      DIAGNOSTIC KITS -- 0.6%
      Meridian Bioscience                                   975          20,182
                                                                      ---------
      MEDICAL IMAGING SYSTEMS -- 0.6%
      Merge Technologies*                                 1,300          22,217
                                                                      ---------
      MEDICAL INFORMATION SYSTEMS -- 1.9%
      Computer Programs & Systems                           800          27,632
      Quality Systems                                       575          39,727
                                                                      ---------
                                                                         67,359
      MEDICAL INSTRUMENTS -- 8.2%
      Angiodynamics*                                      1,300          27,300
      Arthrocare*                                         1,200          48,264
      DJ Orthopedics*                                       800          23,152
      Foxhollow Technologies*                               850          40,468
      Intuitive Surgical*                                 1,000          73,290
      Kyphon*                                             1,000          43,940
      Ventana Medical Systems*                              800          30,456
                                                                      ---------
                                                                        286,870
      MEDICAL LASER SYSTEMS -- 2.1%
      Cutera*                                               825          21,400
      LCA-Vision                                            825          30,624
      Palomar Medical
      Technologies*                                         800          20,984
                                                                      ---------
                                                                         73,008
      MEDICAL PRODUCTS -- 0.9%
      American Medical Systems
         Holdings*                                        1,500          30,225
                                                                      ---------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Lifecell*                                             950          20,548
                                                                      ---------
      MEDICAL-DRUGS -- 1.3%
      Kos Pharmaceuticals*                                  675          45,178
                                                                      ---------


--------------------------------------------------------------------------------
1              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
September 30, 2005 (Unaudited)




Description                                              Shares        Value

      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
      Radiation Therapy Services*                           900       $  28,674
                                                                      ---------
      PATIENT MONITORING EQUIPMENT -- 0.6%
      Aspect Medical Systems*                               700          20,741
                                                                      ---------
      PHYSICAL PRACTICE MANAGEMENT -- 4.9%
      American Healthways*                                2,300          97,520
      Matria Healthcare*                                  1,950          73,613
                                                                      ---------
                                                                        171,133
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.6%
      Psychiatric Solutions*                              1,050          56,942
                                                                      ---------
      THERAPEUTICS -- 2.1%
      United Therapeutics*                                1,025          71,545
                                                                      ---------
      VITAMINS & NUTRITION PRODUCTS -- 1.4%
      USANA Health Sciences*                              1,050          50,085
                                                                      ---------
      X-RAY EQUIPMENT -- 2.4%
      Hologic*                                            1,450          83,738
                                                                      ---------
    Total Health Care (Cost $747,983)                                 1,112,701
                                                                      ---------
    INDUSTRIAL -- 2.4%
      ELECTRONIC MEASURING INSTRUMENTS -- 1.0%
      Trimble Navigation*                                 1,000          33,690
                                                                      ---------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.6%
      Cogent*                                               825          19,594
                                                                      ---------
      REMEDIATION SERVICES -- 0.8%
      Clean Harbors*                                        850          28,858
                                                                      ---------
    Total Industrial (Cost $90,345)                                      82,142
                                                                      ---------
    SERVICES -- 10.7%
      COMMERCIAL SERVICES -- 0.4%
      Steiner Leisure*                                      400          13,588
                                                                      ---------
      COMPUTER SERVICES -- 1.3%
      SRA International, Cl A*                            1,300          46,124
                                                                      ---------
      CONSULTING SERVICES -- 4.2%
      Corporate Executive Board                           1,025          79,929
      CRA International*                                    850          35,437
      Huron Consulting Group                              1,200          32,184
                                                                      ---------
                                                                        147,550
      DIVERSIFIED OPERATIONS/COMMERCIAL
      SERVICES -- 0.9%
      Chemed                                                700          30,338
                                                                      ---------
      HUMAN RESOURCES -- 0.6%
      Resources Connection*                                 700          20,741
                                                                      ---------
      RESEARCH & DEVELOPMENT -- 1.7%
      SFBC International*                                 1,350          59,927
                                                                      ---------
      SCHOOLS-DAY CARE -- 1.6%
      Bright Horizons Family
         Solutions*                                       1,400          53,760
                                                                      ---------
    Total Services (Cost $266,374)                                      372,028
                                                                      ---------

--------------------------------------------------------------------------------

Description                                              Shares        Value

    TECHNOLOGY -- 25.7%
      APPLICATIONS SOFTWARE -- 2.3%
      Progress Software*                                  1,550       $  49,243
      SS&C Technologies                                     800          29,312
                                                                      ---------
                                                                         78,555
      CELLULAR TELECOMMUNICATIONS -- 0.2%
      Jamdat Mobile*                                        400           8,400
                                                                      ---------
      COMMUNICATIONS SOFTWARE -- 1.9%
      Witness Systems*                                    3,100          64,759
                                                                      ---------
      COMPUTER AIDED DESIGN -- 1.5%
      Ansys*                                              1,350          51,961
                                                                      ---------
      COMPUTER GRAPHICS -- 1.6%
      Trident Microsystems*                               1,750          55,667
                                                                      ---------
      COMPUTER SOFTWARE -- 0.3%
      Blackbaud                                             804          11,393
                                                                      ---------
      COMPUTERS-INTEGRATED SYSTEMS -- 3.0%
      Intergraph*                                           900          40,239
      Micros Systems*                                     1,300          56,875
      Stratasys*                                            225           6,682
                                                                      ---------
                                                                        103,796
      E-MARKETING/INFORMATION -- 0.8%
      Digital River*                                        750          26,138
                                                                      ---------
      E-SERVICES/CONSULTING -- 3.0%
      GSI Commerce*                                       1,700          33,830
      Websense*                                             900          46,089
      WebSideStory*                                       1,300          23,036
                                                                      ---------
                                                                        102,955
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      Microsemi*                                          2,100          53,634
                                                                      ---------
      INTERNET CONTENT-INFORMATION/NETWORKS -- 0.6%
      Jupitermedia*                                       1,250          22,138
                                                                      ---------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.6%
      F5 Networks*                                          450          19,562
                                                                      ---------
      INTERNET SECURITY -- 1.5%
      Aladdin Knowledge Systems*                            500          10,545
      Blue Coat Systems*                                  1,000          43,480
                                                                      ---------
                                                                         54,025
      INTERNET TELEPHONY -- 0.5%
      j2 Global Communications*                             425          17,179
                                                                      ---------
      NETWORKING PRODUCTS -- 0.8%
      Netgear*                                            1,200          28,872
                                                                      ---------
      SEMICONDUCTOR COMPONENTS-INTEGRATED
      CIRCUITS -- 0.4%
      Genesis Microchip*                                    700          15,365
                                                                      ---------
      SEMICONDUCTOR EQUIPMENT -- 1.1%
      Formfactor*                                           500          11,410
      Tessera Technologies*                                 900          26,919
                                                                      ---------
                                                                         38,329

--------------------------------------------------------------------------------
2              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005

================================================================================

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
September 30, 2005 (Unaudited)




                                                     Shares/
Description                                        Face Amount        Value

      TELECOMMUNICATIONS EQUIPMENT -- 3.3%
      Adtran                                          1,650        $   51,975
      Comtech Telecommunications*                       862            35,747
      Orckit Communications*                          1,100            27,533
                                                                   ----------
                                                                      115,255
      WEB HOSTING/DESIGN -- 0.8%
      Macromedia*                                       725            29,486
                                                                   ----------
    Total Technology (Cost $677,042)                                  897,469
                                                                   ----------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 1.0%
      UTI Worldwide                                     425            33,023
                                                                   ----------
    Total Transportation (Cost $29,156)                                33,023
                                                                   ----------
Total Common Stock (Cost $2,366,883)                                3,397,166
                                                                   ----------

REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley
     3.550%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $91,861
    (collateralized by a U.S.
    Government obligation, par
    value $285,688, 6.125%,
    05/15/30, total market value
    $93,671)(A)                                      91,834            91,834
                                                                   ----------
Total Repurchase Agreement (Cost $91,834)                              91,834
                                                                   ----------

Total Investments 100.0% (Cost $2,458,717) +                        3,489,000
                                                                   ----------

Other Assets & Liabilities -- 0.0%                                      1,229
                                                                   ----------

Net Assets -- 100.0%                                               $3,490,229
                                                                   ==========

*   Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
+ At September 30, 2005, the tax basis cost of the Portfolio's investments was $2,458,717, and the unrealized appreciation and depreciation were $1,081,068 and $(50,785) respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.






--------------------------------------------------------------------------------
3              PBHG Insurance Series Fund/ Quarterly Report / September 30, 2005


ITEM 2.   CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30-a3(b) under the Act (and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



================================================================================

                                   SIGNATURES


Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                                 PBHG Insurance Series Fund


                                                 By: /s/ David J. Bullock
                                                     ---------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer

Date:  November    7   , 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 By: /s/ David J. Bullock
                                                     ---------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer

Date:  November    7   , 2005


                                                  By: /s/ Mark E. Black
                                                      --------------------------
                                                  Mark E. Black, Treasurer and
                                                  Principal Financial Officer

Date:  November    7   , 2005